UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

R. L. McFeetors

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2006 and Year Ended December 31, 2005

Maxim Loomis Sayles Bond Portfolio

ITEM 1.         REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Loomis Sayles Bond Portfolio

Semi-Annual Report

June 30, 2006

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
UNAUDITED

ASSETS:
Investments in securities, market value (1)	$297,658,045
Cash denominated in foreign currencies (2)	0
Cash	0
Collateral for securities loaned	33,137,141
Dividends and interest receivable	4,381,042
Subscriptions receivable	668,012
Receivable for investments sold	0

Total assets	335,844,240

LIABILITIES:
Due to investment adviser	221,691
Payable upon return of securities loaned	33,137,141
Redemptions payable	566,535
Payable for investments purchased	0
Payable to custodian	253,101

Total liabilities	34,178,468

NET ASSETS	$301,665,772

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$2,521,281
Additional paid-in capital	287,828,994
Net unrealized appreciation on investments	15,119,562
Undistributed net investment income	448,796
Accumulated net realized loss on investments	(4,252,861)

NET ASSETS	$301,665,772

NET ASSET VALUE PER OUTSTANDING SHARE	$11.96
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	250,000,000
Outstanding	25,212,805

(1) Cost of investments in securities:	$282,538,483

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2006
UNAUDITED

INVESTMENT INCOME:
Interest	$8,639,246
Income from securities lending	61,248
Dividends	232,271

Total income	8,932,765

EXPENSES:
Management fees	1,328,661

NET INVESTMENT INCOME	7,604,104

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	2,361,898
Change in net unrealized appreciation on investments	(2,504,677)

Net realized and unrealized loss on investments	(142,779)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,461,325

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2006 AND YEAR ENDED DECEMBER 31, 2005

	2006	2005
	UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$7,604,104	$14,271,749
Net realized gain on investments	2,361,898	11,095,743
Change in net unrealized appreciation on investments	(2,504,677)	(14,886,403)

Net increase in net assets resulting from operations	7,461,325	10,481,089

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,164,722)	(19,640,566)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	71,015,623	151,245,397
Reinvestment of distributions	7,164,722	19,640,566
Redemptions of shares	(70,185,233)	(139,893,546)

Net increase in net assets resulting from share transactions	7,995,112	30,992,417

Total increase in net assets	8,291,715	21,832,940

NET ASSETS:
Beginning of period	293,374,057	271,541,117

End of period (1)	$301,665,772	$293,374,057
	0	0

OTHER INFORMATION:

SHARES:
Sold	5,803,429	12,289,758
Issued in reinvestment of distributions	606,666	1,637,919
Redeemed	(5,739,981)	(11,380,233)

Net increase	670,114	2,547,444

(1) Including undistributed net investment income	$448,796	$9,414

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended		Year Ended December 31,
	June 30, 2006		2005	2004	2003	2002	2001
	UNAUDITED

Net Asset Value, Beginning of Period	$11.95		$12.35	$11.98	$9.78	$9.64	$10.26

Income from Investment Operations

Net investment income	0.31		0.84	0.91	0.79	0.43	0.79
Net realized and unrealized gain (loss)	(0.01)		(0.39)	0.36	2.12	0.19	(0.53)

Total Income From Investment Operations	0.30		0.45	1.27	2.91	0.62	0.26

Less Distributions

From net investment income	(0.29)		(0.85)	(0.90)	(0.71)	(0.48)	(0.88)

Net Asset Value, End of Period	$11.96		$11.95	$12.35	$11.98	$9.78	$9.64

Total Return	2.55%		3.71%	10.98%	30.10%	11.08%	2.57%

Net Assets, End of Period ($000)	$301,666		$293,374	$271,541	$251,129	$161,750	$198,056

Ratio of Expenses to Average Net Assets	0.90%	*	0.90%	0.90%	0.90%	0.90%	0.90%

Ratio of Net Investment Income to
Average Net Assets	5.15%	*	5.06%	5.62%	6.30%	8.06%	8.30%

Portfolio Turnover Rate	27.63%	38.48%	33.18%	47.85%	26.58%	21.92%

Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

See notes to financial statements.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
30-Jun-06
UNAUDITED

BONDS

Par Value ($) Value ($)
--------------------------------------------------------------------------------

AGENCY --- 1.95%
9,000,000 Fannie Mae ** 5,471,654
SGD 2.290% February 19, 2009
500,000 Freddie Mac ** 314,154
SGD 3.220% June 20, 2007
$5,785,808

AIRLINES --- 1.96%
100,368 American Airlines Inc 96,353
Pass Thru Certificates
8.040% September 16, 2011
700,000 American Airlines Inc 681,591
Pass Thru Certificates
7.324% October 15, 2009
1,500,291 Atlas Air Inc 1,485,288
Pass Thru Certificates
7.680% January 2, 2014
34,722 Atlas Air Inc 34,375
Pass Thru Certificates
7.200% January 2, 2019
913,951 Atlas Air Inc 740,301

Pass Thru Certificates
8.770% January 2, 2011
1,326,184 Atlas Air Inc 1,299,660
Pass Thru Certificates
7.630% January 2, 2015
394,351 Atlas Air Inc 414,068
Pass Thru Certificates
9.057% January 2, 2014
682,874 Continental Airlines Inc 650,456
Pass Thru Certificates
7.373% December 15, 2015
200,000 Continental Airlines Inc 339,250
Pass Thru Certificates
5.000% June 15, 2023
80,982 Continental Airlines Inc ^^ 77,658
Pass Thru Certificates
8.307% October 2, 2019
$5,819,000

AUTOMOBILES --- 0.38%
1,735,000 Ford Motor Co 1,127,750
Debentures
6.375% February 1, 2029
$1,127,750

BANKS --- 2.62%
1,830,000 BAC Capital Trust VI 1,568,222
Company Guaranteed Notes
5.625% March 8, 2035

2,500,000 HSBC Bank USA # 2,464,250
Notes
3.310% August 25, 2010
1,000,000 Keycorp Capital III 1,103,615
Company Guaranteed Notes
7.750% July 15, 2029
2,665,000 Wells Fargo & Co + 2,661,669
Convertible
4.910% May 1, 2033
$7,797,756

BIOTECHNOLOGY --- 1.38%
2,400,000 Enzon Pharmaceuticals Inc 2,301,000
Convertible
4.500% July 1, 2008
100,000 Invitrogen Corp 83,750
Convertible
1.500% February 15, 2024
455,000 Nektar Therapeutic 444,194
Convertible
3.500% October 17, 2007
285,000 Nektar Therapeutic # 309,938
Convertible
3.250% September 28, 2012
985,000 Regeneron Pharmaceuticals Inc 948,063
Convertible
5.500% October 17, 2008
$4,086,945

BROADCAST/MEDIA --- 2.20%
1,000,000 Clear Channel Communications Inc 948,290
Notes
4.250% May 15, 2009
1,500,000 Comcast Corp 1,273,077
Bonds
5.650% June 15, 2035
1,140,000 Comcast Corp 1,076,127
Senior Unsecured Notes
6.500% November 15, 2035
3,455,000 Comcast Corp 3,245,230
Notes
6.450% March 15, 2037
$6,542,724

CANADIAN - FEDERAL --- 7.17%
1,400,000 Government of Canada 1,290,451
CAD Bonds
6.000% June 1, 2008
10,325,000 Government of Canada 9,212,124
CAD Bonds
4.250% September 1, 2008


12,085,000 Government of Canada 10,827,500
CAD Bonds

4.500% September 1, 2007
$21,330,075

CANADIAN - PROVINCIAL --- 7.12%
3,586,709 Province of Alberta 3,401,638
CAD Debentures
5.930% September 16, 2016
1,500,000 Province of British Columbia 1,379,387
CAD Debentures
6.000% June 9, 2008
2,925,000 Province of British Columbia 2,627,862
CAD Debentures
5.250% December 1, 2006
11,300,000 Province of Manitoba 10,341,175
CAD Debentures
5.750% June 2, 2008
3,750,000 Province of Ontario 3,443,295
CAD Debentures
5.700% December 1, 2008
$21,193,357

CHEMICALS --- 1.26%
410,000 Hercules Inc 324,413
Junior Subordinated Debentures
6.500% June 30, 2029
3,675,000 Methanex Corp 3,421,098
Notes
6.000% August 15, 2015
$3,745,511

COMMUNICATIONS - EQUIPMENT --- 1.72%
1,000,000 Corning Inc 1,041,148
Debentures
6.750% September 15, 2013
250,000 Lucent Technologies Inc 210,000
Debentures
6.500% January 15, 2028
4,555,000 Lucent Technologies Inc 3,871,750
Debentures
6.450% March 15, 2029
$5,122,898

COMPUTER HARDWARE & SYSTEMS --- 0.08%
265,000 Maxtor Corp ^ 243,800
Convertible
5.750% March 1, 2012
$243,800

CONTAINERS --- 0.05%
150,000 Owens-Illinois Inc 141,000
Debentures
7.800% May 15, 2018
$141,000


DISTRIBUTORS --- 0.76%
2,320,000 Owens & Minor Inc 2,271,825
Company Guaranteed Notes
6.350% April 15, 2016
$2,271,825

ELECTRIC COMPANIES --- 2.63%
89,000 Commonwealth Edison Co ^ 84,440
Debentures
4.750% December 1, 2011
3,385,000 Empresa Nacional de Electricidad SA 3,513,474
Bonds
7.875% February 1, 2027
1,889,000 Enersis SA 1,920,422
Yankee Notes
7.400% December 1, 2016
700,000 Enersis SA 708,658
Bonds
7.375% January 15, 2014
433,750 Quezon Power Philippines Ltd 429,413
Bonds
8.860% June 15, 2017
250,000 SP Powerassets Ltd 156,475
SGD Notes
3.730% October 22, 2010
250,000 Southern California Edison Co 263,540
Notes
7.625% January 15, 2010

865,000 TXU Corp 759,889
Notes
6.550% November 15, 2034
$7,836,311

ELECTRONIC INSTRUMENTS & EQUIP --- 1.03%
2,000,000 Arrow Electronics Inc 2,044,916
Senior Notes
6.875% July 1, 2013
915,000 Avnet Inc 866,221
Notes
6.000% September 1, 2015
175,000 SCI Systems Inc 169,313
Convertible
3.000% March 15, 2007
$3,080,450

ELECTRONICS - SEMICONDUCTOR --- 0.36%
125,000 Amkor Technology Inc 113,438
Senior Notes
7.125% March 15, 2011
415,000 Amkor Technology Inc ^^ 408,775
Convertible
5.000% March 15, 2007
250,000 Hynix Semiconductor Inc # ^^ 267,188
Senior Notes
9.875% July 1, 2012


240,000 Kulicke & Soffa Industries Inc 199,800
Convertible
.500% November 30, 2008
65,000 Kulicke & Soffa Industries Inc 54,600
Convertible
1.000% June 30, 2010
40,000 Richardson Electronics Ltd # ^^ 36,000
Convertible
7.750% December 15, 2011
$1,079,801

ENGINEERING & CONSTRUCTION --- 0.04%
125,000 North American Energy Partners Inc 120,000
Senior Notes
8.750% December 1, 2011
$120,000

FINANCIAL SERVICES --- 6.8%
1,355,000 Astoria Depositor Corp # 1,420,419
Pass Thru Certificates
8.144% May 1, 2021
1,650,000 Cerro Negro Finance Ltd # 1,476,750
Bonds
7.900% December 1, 2020
895,000 Ford Motor Credit Co 783,964
Notes

5.700% January 15, 2010
1,245,000 Ford Motor Credit Co 1,071,494
Notes
7.000% October 1, 2013
5,625,000 General Electric Capital Corp 3,396,458
NZD Senior Unsubordinated Notes
6.500% September 28, 2015
45,000 General Motors Acceptance Corp 43,252
Bonds
8.000% November 1, 2031
260,000 General Motors Acceptance Corp 241,493
Global Notes
6.750% December 1, 2014
2,000,000 General Motors Acceptance Corp + 1,986,272
Notes
7.070% March 20, 2007
500,000 General Motors Acceptance Corp + 496,250
Notes
6.750% July 16, 2007
12,275,000 JP Morgan Chase Bank NA # ~ 3,263,618
BRL Zero Coupon
13.870% May 17, 2010
17,433,642,500 JP Morgan Chase London # ~ 1,192,423
IDR Zero Coupon
12.240% October 21, 2010
405,961 Power Receivables Finance # 404,406
Senior Notes
6.290% January 1, 2012


2,665,000 Toll Brothers Finance Corp 2,325,746
Notes
5.150% May 15, 2015
$18,102,545

FOREIGN BANKS --- 3.39%
125,000,000 Barclays Financial LLC # 3,077,190
THB Bonds
4.160% February 22, 2010
3,020,000,000 Barclays Financial LLC # 3,110,847
KRW Notes
4.060% September 16, 2010
159,000,000 Barclays Financial LLC # 3,900,046
THB Bonds
4.100% March 22, 2010
$10,088,083

FOREIGN GOVERNMENTS --- 7.34%
1,356,250 Government of Argentina + 1,281,850
Bonds
4.889% August 3, 2012
8,790,000 Government of Brazil ^^ 9,229,492
Bonds
8.250% January 20, 2034
100,000 Government of Brazil ^^ 111,000

Unsubordinated Notes
8.875% April 15, 2024
80,000,000 Government of Mexico 6,172,159
MXP Bonds
8.000% December 7, 2023
250,000 Government of Mexico 265,000
Global Notes
7.500% January 14, 2012
485,000 Government of Peru " 461,963
Step Bond 3.250% - 5.000%
5.860% March 7, 2017
17,945,000 Government of South Africa 2,882,913
ZAR Bonds
13.000% August 31, 2010
3,000,000 Government of South Africa 426,166
ZAR Bonds
12.500% December 21, 2006
360,000 Government of Uruguay 346,500
Global Notes
7.500% March 15, 2015
726,797 Government of Uruguay 661,385
Global Notes
7.875% January 15, 2033
$21,838,428

GOLD, METALS & MINING --- 0.04%
135,000 Alcan Inc 121,061
Bonds
5.750% June 1, 2035


500,000 Murrin Murrin Holdings (delta) ++ 500
Bond
9.375% August 31, 2027
$121,561

HEALTH CARE RELATED --- 1.83%
2,400,000 HCA Inc 2,101,908
Debentures
7.050% December 1, 2027
640,000 HCA Inc 584,950
Bonds
7.500% November 6, 2033
2,000,000 HCA Inc 1,867,540
Notes
6.250% February 15, 2013
960,000 HCA Inc 894,121
Notes
7.580% September 15, 2025
$5,448,519

HOMEBUILDING --- 3.51%
405,000 DR Horton Inc 371,151
Senior Notes
5.625% September 15, 2014

1,070,000 DR Horton Inc 968,934
Company Guaranteed Notes
5.625% January 15, 2016
5,000 DR Horton Inc 4,807
Unsubordinated Notes
6.500% April 15, 2016
3,295,000 DR Horton Inc 2,928,543
Senior Notes
5.250% February 15, 2015
1,925,000 Lennar Corp 1,748,670
Company Guaranteed Notes
5.600% May 31, 2015
1,340,000 Lennar Corp # 1,298,561
Company Guaranteed Notes
6.500% April 15, 2016
450,000 Pulte Homes Inc 401,296
Senior Unsecured Notes
5.200% February 15, 2015
695,000 Pulte Homes Inc 600,471
Senior Notes
6.375% May 15, 2033
2,550,000 Pulte Homes Inc ^^ 2,128,931
Senior Unsecured Notes
6.000% February 15, 2035
$10,451,364

INSURANCE RELATED --- 3.32%
9,600,000 ASIF Global Finance XXVII # 5,831,112
SGD Senior Notes

2.380% February 26, 2009
415,000 Allstate Corp 381,375
Senior Notes
5.950% April 1, 2036
3,005,000 Mutual of Omaha Insurance Co # 2,929,905
Notes
6.800% June 15, 2036
755,000 St Paul Travelers Co Inc 745,433
Senior Unsecured Notes
6.750% June 20, 2036
$9,887,825

INVESTMENT BANK/BROKERAGE FIRM --- 0.31%
950,000 Morgan Stanley 919,387
Notes
3.625% April 1, 2008
$919,387

LEISURE & ENTERTAINMENT --- 1.36%
75,000 Time Warner Inc 80,754
Company Guaranteed Bonds
7.625% April 15, 2031
120,000 Time Warner Inc 115,300
Company Guaranteed Bonds
6.625% May 15, 2029
4,000,000 Viacom Inc Class B # 3,860,244
Bonds
6.875% April 30, 2036
$4,056,298

MANUFACTURING --- 1.02%
1,550,000 Bombardier Inc 1,214,951
CAD Debentures
7.350% December 22, 2026
480,000 Borden Inc 438,000
Debentures
9.200% March 15, 2021
1,720,000 Borden Inc 1,397,500
Debentures
7.875% February 15, 2023
$3,050,451

MEDICAL PRODUCTS --- 0.11%
500,000 EPIX Pharmaceuticals Inc 335,000
Convertible
3.000% June 15, 2024
$335,000

MISCELLANEOUS --- 0.37%
1,089,355 PF Export Rec Master Trust Technologies # 1,089,169
Senior Notes
6.436% June 1, 2015
$1,089,169

OFFICE EQUIPMENT & SUPPLIES --- 0.25%
750,000 Xerox Capital Trust I 752,813
Company Guaranteed Notes
8.000% February 1, 2027

$752,813


OIL & GAS --- 3.42%
700,000 Devon Energy Corp 849,625
Convertible
4.950% August 15, 2008
500,000 Devon Energy Corp 606,875
Convertible
4.900% August 15, 2008
3,100,000 El Paso Corp 3,057,375
Senior Notes
7.000% May 15, 2011
250,000 El Paso Corp 242,813
Senior Notes
7.800% August 1, 2031
710,000 El Paso Corp # 720,650
Notes
7.750% June 15, 2010
200,000 El Paso Corp # 196,500
Notes
6.375% February 1, 2009
2,000,000 El Paso Corp # ^^ 1,785,000
Bonds
6.950% June 1, 2028

1,212,000 Pecom Energia SA # ^^ 1,224,120
Notes
8.125% July 15, 2010
800,000 Petrozuata Finance Inc # 752,000
Company Guaranteed Bonds
8.220% April 1, 2017
776,000 Williams Cos Inc 748,840
Debentures
7.500% January 15, 2031
$10,183,798

OTHER ASSET-BACKED --- 0.15%
500,000 Community Program Loan Trust 448,552
Series 1987-A Class A5
4.500% April 1, 2029
$448,552

PAPER & FOREST PRODUCTS --- 2.35%
490,000 Georgia-Pacific Corp 443,450
Debentures
7.375% December 1, 2025
635,000 Georgia-Pacific Corp 561,975
Bonds
7.250% June 1, 2028
5,850,000 Georgia-Pacific Corp 5,352,750
Notes
7.750% November 15, 2029
120,000 Georgia-Pacific Corp 119,400
Notes

8.875% May 15, 2031
50,000 Georgia-Pacific Corp 47,250
Senior Notes
8.000% January 15, 2024


500,000 International Paper Co 480,520
Notes
4.250% January 15, 2009
$7,005,345

PHARMACEUTICALS --- 2.76%
4,025,000 Bristol-Myers Squibb Co + ^^ 4,017,473
Convertible
4.850% September 15, 2023
3,105,000 Elan Finance PLC 2,965,275
Senior Notes
7.750% November 15, 2011
75,000 IVAX Corp 75,375
Convertible
4.500% May 15, 2008
860,000 Valeant Pharmaceuticals International 749,275
Convertible
3.000% August 16, 2010
475,000 Valeant Pharmaceuticals International 410,875
Convertible

4.000% November 15, 2013
$8,218,273

RAILROADS --- 0.1%
386,000 Missouri Pacific Railroad Co 288,958
Debentures
5.000% January 1, 2045
$288,958

REAL ESTATE --- 0.96%
2,200,000 Highwoods Properties Inc REIT 2,316,919
Senior Notes
7.500% April 15, 2018
500,000 Spieker Properties Inc REIT 532,758
Debentures
7.350% December 1, 2017
$2,849,677

RETAIL --- 3.67%
580,000 Albertson's Inc 515,801
Debentures
7.750% June 15, 2026
360,000 Albertson's Inc 324,459
Debentures
8.000% May 1, 2031
755,000 Albertson's Inc 599,718
Notes
6.625% June 1, 2028
4,545,000 Albertson's Inc 3,903,805

Debentures
7.450% August 1, 2029
500,000 Dillard's Inc 478,750
Debentures
7.875% January 1, 2023
1,000,000 Dillard's Inc 947,500
Debentures
7.750% July 15, 2026
500,000 Dillard's Inc 462,500
Unsecured Notes
6.625% January 15, 2018
750,000 Foot Locker Inc 756,563
Debentures
8.500% January 15, 2022
350,000 Toys R Us Inc 248,063
Senior Notes
7.375% October 15, 2018
1,500,000 Wal-Mart Stores 2,700,524
GBP Notes
4.750% January 29, 2013
$10,937,683

SUPRANATIONALS --- 5.21%
17,325,000 Inter-American Development Bank 10,191,816
NZD Senior Unsecured Notes
6.000% December 15, 2017
17,500,000 Inter-American Development Bank ~ 5,316,497
BRL Zero Coupon
18.840% May 11, 2009

$15,508,313

TELEPHONE & TELECOMMUNICATIONS --- 8.74%
760,000 AT&T Corp 717,089
Notes
6.500% March 15, 2029
610,000 BellSouth Corp ^^ 542,062
Bonds
6.000% November 15, 2034
775,000 Embarq Corp 778,955
Notes
7.995% June 1, 2036
2,440,000 Level 3 Communications Inc 2,208,200
Convertible
2.875% July 15, 2010
290,000 Nextel Communications Inc 280,213
Convertible
5.250% January 15, 2010
2,235,000 Nortel Networks Corp 2,106,488
Convertible
4.250% September 1, 2008
250,000 Nortel Networks Corp 200,000
Notes
6.875% September 1, 2023
1,585,000 Northern Telecom Capital 1,299,700
Company Guaranteed Notes
7.875% June 15, 2026
500,000 Philippine Long Distance Telephone Co 522,500
Notes

8.350% March 6, 2017
150,000 Qwest Capital Funding Inc 139,125
Unsecured Notes
7.625% August 3, 2021
3,500,000 Qwest Capital Funding Inc ^^ 3,272,500
Company Guaranteed Notes
7.750% February 15, 2031
225,000 Qwest Capital Funding Inc ^^ 218,813
Company Guaranteed Notes
7.250% February 15, 2011
500,000 Qwest Corp 467,500
Debentures
7.250% September 15, 2025
8,740,000 Telefonica Emisones SAU 8,735,237
Company Guaranteed Notes
7.045% June 20, 2036
2,005,000 US West Capital Funding Inc 1,729,313
Bonds
6.875% July 15, 2028
250,000 US West Capital Funding Inc ^^ 220,000
Company Guaranteed Bonds
6.500% November 15, 2018
2,915,000 Verizon Global Funding Corp 2,535,893
Bonds
5.850% September 15, 2035
65,000 Verizon Maryland Inc 49,682
Senior Unsecured Notes
5.125% June 15, 2033
$26,023,270

TEXTILES --- 0.09%
45,000 Dixie Group Inc ^^ 42,300
Convertible
7.000% May 15, 2012
250,000 Kellwood Co 225,273
Debentures
7.625% October 15, 2017
$267,573

TOBACCO --- 0.49%
1,375,000 Altria Group Inc 1,450,625
Notes
7.000% November 4, 2013
$1,450,625

TRANSPORTATION --- 0.53%
1,650,000 APL Ltd ^ 1,472,668
Debentures
8.000% January 15, 2024
100,000 Preston Corp/Yellow Corp 92,000
Convertible
7.000% May 1, 2011
$1,564,668

U.S. GOVERNMENTS --- 3.36%
8,725,000 United States of America ^^ 8,875,646
5.375% February 15, 2031
1,185,000 United States of America ^^ 1,131,536

2.625% May 15, 2008
$10,007,182


U.S. MUNICIPAL --- 0.65%
1,950,000 Michigan Tobacco Settlement Finance Authority 1,948,148
Revenue Bonds
7.309% June 1, 2034
$1,948,148

UTILITIES --- 1.45%
240,000 AES Corp ^^ 241,200
Senior Notes
7.750% March 1, 2014
920,000 Calpine Corp # ++ 864,800
Senior Notes
8.500% July 15, 2010
1,000,000 Constellation Energy Group 885,540
Notes
4.550% June 15, 2015
415,000 NGC Corp 363,125
Debentures
7.625% October 15, 2026
180,000 NGC Corp 157,500
Debentures

7.125% May 15, 2018
1,820,000 NGC Corp Capital Trust 1,556,100
Company Guaranteed Notes
8.316% June 1, 2027
250,000 Texas - New Mexico Power Co 251,187
Senior Notes
6.250% January 15, 2009
$4,319,452

TOTAL BONDS --- 95.58% $284,487,971
(Cost $273,745,432)

COMMON STOCK

Shares Value ($)
--------------------------------------------------------------------------------

COMMUNICATIONS - EQUIPMENT --- 0.42%
51,679 Corning Inc* 1,250,115
$1,250,115

ELECTRIC COMPANIES --- 0.18%
25,000 Southern California Edison Co 528,750
$528,750

INSURANCE RELATED --- 0.72%
87,625 Travelers Property Casualty Corp 2,131,040
$2,131,040

MACHINERY --- 0.76%
18,408 Cummins Inc 2,250,378
$2,250,378

REAL ESTATE --- 0.09%
12,200 Host Marriott Corp ^^ 266,814
$266,814

TELEPHONE & TELECOMMUNICATIONS --- 1.03%
89,070 Philippine Long Distance Telephone Co sponsored ADR ^^ 3,074,696
$3,074,696

TOTAL COMMON STOCK --- 3.20% $9,501,793
(Cost $5,352,524)

PREFERRED STOCK

Shares Value ($)
--------------------------------------------------------------------------------

COMPUTER SOFTWARE & SERVICES --- 0.10%
300 Lucent Technologies Capital Trust 1 303,075
$303,075

CONTAINERS --- 0.32%
27,425 Owens-Illinois Inc 959,875
$959,875

ELECTRIC COMPANIES --- 0.23%

5,000 AES Trust III 236,250
2,255 New York State Electric & Gas Corp 137,555
3,600 Union Electric Co 286,200
300 Xcel Energy Inc 20,550
$680,555

HOUSEHOLD GOODS --- 0.46%
31,225 Newell Financial Trust Inc 1,377,803
$1,377,803

OIL & GAS --- 0.09%
7,000 El Paso Energy Capital Trust I 253,750
$253,750

REAL ESTATE --- 0.02%
2,000 FelCor Lodging Trust Inc REIT 48,750
$48,750

UTILITIES --- 0.01%
445 MDU Resources Group Inc 44,473
$44,473

TOTAL PREFERRED STOCK --- 1.22% $3,668,281
(Cost $3,440,527)

TOTAL MAXIM LOOMIS SAYLES BOND PORTFOLIO --- 100% $297,658,045
(Cost $282,538,483)


Legend
* Non-income Producing Security
# Securities are registered pursuant to Rule 144A and may be deemed restricted for resale.
^ Illiquid Security.
~ For zero coupon bond, the interest rate shown is the effective yield on date of purchase.
" Denotes a step bond: a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of June 30, 2006.
+ Represents the current interest rate for variable rate security.
++ Security in default at June 30, 2006.
** Security is an agency note with maturity date and interest rate indicated.
(delta) Security is fair valued at June 30, 2006.
ADR - American Depository
Receipt REIT - Real Estate Investment Trust
^^ A portion or all of the security is on loan at June 30, 2006

Currency Abbreviations BRL - Brazilian Real CAD - Canadian Dollars GBP - Great
Britain Pound IDR - Indonesian Rupiah KRW - South Korean Won MXP - Mexican Peso
NZD - New Zealand Dollars SGD - Singapore Dollars THB - Thai Baht ZAR - South
African Rand

See Notes to Financial Statements.

Maxim Series Fund, Inc.

Summary of Investments by Moody's Rating

Maxim Loomis Sayles Bond Portfolio
June 30, 2006
Unaudited

		% of Portfolio
Moody's Rating	Value ($)	Investments
Aaa	59,944,589	20.14%
Aa	37,078,503	12.46%
A	12,401,791	4.17%
Baa	57,354,581	19.27%
Ba	44,854,227	15.07%
B	42,003,218	14.11%
C	11,531,918	3.87%
P2	-	0.00%
Not Rated	32,489,218	10.91%
	$297,658,045	100.00%

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006
UNAUDITED
1.
1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Loomis Sayles Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek high total investment return through a combination of current income and capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign equity securities are also subject to a fair value pricing review daily (see below). Foreign exchange rates are valued utilizing the New York closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio may invest in high yield bonds, some of which may be rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

Investments in securities of governmental agencies may only be guaranteed by the respective agency’s limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

Restricted & Illiquid Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at June 30, 2006 were $40,875,795, $41,475,136 and 13.31%, respectively.

The Portfolio may own certain investment securities that have been deemed “illiquid” because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term and the difference could be material. Aggregate cost, fair value and percent of net assets of these illiquid securities held at June 30, 2006 were $1,370,856, $1,800,908 and 0.58%, respectively.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.90% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

Effective April 1, 2006, GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, became the principal underwriter to distribute and market the Portfolio. Prior to that date, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, was the principal underwriter. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of June 30, 2006, there were thirty-four Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $56,250 for the six months ended June 30, 2006. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES & SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2006, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $78,953,198 and $1,134,456, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $8,761,919 and $78,872,229, respectively.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2006, the U.S. Federal income tax cost basis was $282,598,606. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $21,445,433 and gross depreciation of securities in which there was an excess of tax cost over value of $6,385,993 resulting in net appreciation of $15,059,440.

5.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as “Collateral for securities loaned” in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of June 30, 2006, the Portfolio had securities on loan valued at $32,826,039 and received collateral of $33,137,141 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6.	DISTRIBUTIONS TO SHAREHOLDERS

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to differing treatments regarding recognition of market discount and original issue discount and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

The Portfolio’s tax capital gains and losses are determined only at the end of each fiscal year. The Portfolio had current year deferred post-October capital losses of $15,973. At December 31, 2005, the Portfolio had available for federal income tax purposes unused capital loss carryforwards of $4,207,955 and $2,323,702, which expire in the years 2010 and 2011, respectively.

Investment Advisory Contract Approval

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), approved at a meeting held on April 18, 2006 (the "Meeting"), the continuation of the Investment Advisory Agreement between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM") and the Sub-Advisory Agreements between MCM and each of the following Sub-Advisers: Alliance Capital Management, L.P.; Ariel Capital Management, LLC; BNY Investment Advisors; Federated Investment Management Company; INVESCO Global Asset Management (N.A.), Inc.; Franklin Advisers, Inc.; Janus Capital Management, LLC; Loomis, Sayles & Company, L.P.; Massachusetts Financial Services Company; Salomon Brothers Asset Management Company Inc.; T. Rowe Price Associates, Inc.; and Trusco Capital Management, Inc.

Based on its review of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements"), the information described below, and such considerations as the Board deemed relevant, the Board concluded that the terms of the Agreements are fair and reasonable, and that the advisory and sub-advisory fee rates provided in the Agreements are fair and reasonable in relation to the services rendered.

The Independent Directors met separately on March 28, 2006, with independent legal counsel to review and evaluate in advance of the Meeting information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Agreements. In approving the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board also noted that information regarding performance is provided to the Board on an ongoing basis at regular meetings of the Board held throughout the year. Discussed below are the principal factors considered by the Board in approving the Agreements. This discussion is not intended to be all-inclusive. In approving the Agreements, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Under the terms of the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Under the terms of the Sub-Advisory Agreements noted above, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell, or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

Nature, Extent and Quality of Services.

The Board considered and concluded that it was satisfied with the nature, extent, and quality of services provided and to be provided by MCM to each Portfolio and by each Sub-Adviser to the applicable Portfolio(s). In this regard, the Board considered, among other things, MCM's and each Sub-Adviser's personnel, experience, resources and track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, consulting by the Sub-Advisers as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered MCM's and each Sub-Adviser's reputation for management of their specific investment strategies, MCM's and each Sub-Adviser's overall financial condition, technical resources, and operational capabilities. Consideration was given to the fact that at regular meetings of the Board held throughout the year, the Board meets with representatives of MCM and of the Sub-Advisers to discuss portfolio management strategies, benchmark index tracking for each Index Portfolio, and the performance of each Portfolio. The Board also considered MCM's and each Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Portfolios and the procedures MCM and each Sub-Adviser use for obtaining best execution for transactions in the Portfolios. Consideration was also given to the Portfolios' turnover rates in relation to the quality of the services provided.

Investment Performance.

The Board considered and concluded that, as to each Portfolio, it was satisfied with the investment performance of the Portfolios or satisfied with the steps being taken to address under-performance. The Board reviewed information regarding the investment performance of each Portfolio, as compared against various benchmarks and the performance of similar funds. For each Portfolio, the performance information included the annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2005, to the extent applicable, risk-weighted performance measures, and the Portfolios' Morningstar category and overall ratings. The Board considered the composition of each Portfolio's "peer" funds, as determined by MCM, based on the Portfolio's Morningstar category. The Board noted in each case how the Portfolios performed relative to the short- and long-term returns of applicable benchmarks and peer funds.

Costs and Profitability.

The Board considered the cost of services to be provided and profits to be realized by MCM and each Sub-Adviser and their affiliates from their relationships with the Portfolios. The Board concluded that the cost of services and the profitability of MCM and, to the extent such information was available, the Sub-Advisers, were reasonable in relation to the nature, extent and quality of the services rendered. With respect to the cost of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other advisers, as determined by MCM based on each Portfolio's Morningstar category. The Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board concluded that the total expenses of the Portfolios (including management fees) were within the range of fees paid by similar funds, and that the Portfolios' expense ratios were generally near or below the median expense ratio for the applicable Morningstar fund category. With respect to the sub-advisory fees, it was noted that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations since none of the Sub-Advisers is an affiliate of MCM.

The Board considered the overall financial soundness of MCM and each Sub-Adviser and the profits to be realized by MCM and its affiliates and, to the extent practicable, the Sub-Adviser and its affiliates. The Board requested and reviewed the financial statements of and profitability information from MCM and, to the extent such information was available, the Sub-Advisers. In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability among advisers because comparative information is not generally available to the public and, when available, is qualified by various assumptions and other factors.

Economies of Scale.

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, the profitability and financial condition of MCM, and the current level of Portfolio assets. The Board concluded that the Portfolios were not of sufficient size to identify economies of scale, and that no changes were currently necessary to reflect economies of scale.

Other Factors.

The Board also considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Portfolios brokerage. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. The Board also considered the extent to which the Profile Funds may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company ("GWL&A"), and the benefits derived or to be derived by GWL&A from such investments. The Board concluded that management and sub-advisory fees were reasonable, taking into account the ancillary benefits.

ITEM 2.	CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.            DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.            PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.            PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date: August 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date: August 25, 2006

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date: August 25, 2006